Streaming Arrangement - Contract liability and gold delivered (Details) R in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 16, 2020 $ / Ounce	Jun. 30, 2023 ZAR (R) $ / Ounce oz	Jun. 30, 2023 ZAR (R) oz	Dec. 16, 2022 $ / Ounce	Jun. 30, 2022 ZAR (R) oz	Dec. 16, 2021 $ / Ounce	Jun. 30, 2021 ZAR (R) oz
Disclosure of streaming arrangement [Line Items]
Streaming arrangements			R 41		R 67		R 71
Consideration from streaming contract			338		471		R 397
Current contract liabilities		R 285	285		309
Non-current contract liabilities		R 105	R 105		R 378
Franco Nevada
Disclosure of streaming arrangement [Line Items]
Balance of ounces to be delivered | oz		38,888	38,888		61,157		84,429
Gold ounces delivered | oz			(22,269)		(23,272)
Balance of ounces to be delivered | oz		38,888	38,888		61,157		84,429
Contract price receivable for each ounce of gold delivered | $ / Ounce	433	446		442		437
Contract liabilities at beginning of period			R 687		R 1,091
Streaming arrangements			41		67
Consideration from streaming contract			338		471
Contract liabilities at end of period		R 390	390		687		R 1,091
Current contract liabilities		285	285		309
Non-current contract liabilities		R 105	R 105		R 378